Financial Risk Management - Summary of Credit Quality of Loans (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 499,379,323	₩ 479,151,848
Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	497,384,240	477,705,220
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	265,364,403	253,403,698
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	161,556,722	153,215,078
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	88,573,282	85,464,616
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	9,415,447	8,967,249
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,334,181	1,981,210
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,484,771	3,775,545
Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	208,884,751	200,823,048
Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	189,167,772	180,051,269
Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	11,825,763	12,159,912
Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,156,425	5,793,210
Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	854,335	719,786
Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,880,456	2,098,871
Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	23,135,086	23,478,474
Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,719,501	11,749,434
Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,801,527	6,112,987
Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,634,223	4,216,392
Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	375,164	489,029
Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	604,671	910,632
Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,995,083	1,446,628
Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,995,083	1,446,628
Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,973,472	1,402,334
Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		21,611	44,294
Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		447,885,203	433,200,626
12-month expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	445,890,120	431,753,998
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	231,696,276	224,225,714
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	150,735,198	145,582,892
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	76,244,644	74,005,609
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,875,195	3,757,237
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	832,704	861,581
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	8,535	18,395
12-month expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	195,530,989	187,857,486
12-month expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	183,746,803	175,229,905
12-month expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	7,703,085	8,048,905
12-month expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	3,861,528	4,213,155
12-month expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	171,910	315,926
12-month expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	47,663	49,595
12-month expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	18,662,855	19,670,798
12-month expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,184,584	11,554,106
12-month expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,807,297	5,528,025
12-month expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,659,545	2,575,397
12-month expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,458	12,202
12-month expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	971	1,068
12-month expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,995,083	1,446,628
12-month expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,995,083	1,446,628
12-month expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		1,973,472	1,402,334
12-month expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		21,611	44,294
12-month expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
12-month expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		46,967,201	40,940,591
Non-impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	46,967,201	40,940,591
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	30,818,994	26,053,066
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	10,805,239	7,629,290
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,311,562	11,446,162
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,515,745	5,195,235
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,454,812	1,091,261
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	731,636	691,118
Non-impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	12,002,991	11,669,330
Non-impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	5,416,479	4,814,560
Non-impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,084,210	4,071,783
Non-impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,248,406	1,546,848
Non-impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	629,006	368,863
Non-impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	624,890	867,276
Non-impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,145,216	3,218,195
Non-impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	534,917	195,328
Non-impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	994,230	584,962
Non-impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,974,678	1,640,995
Non-impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	364,706	476,827
Non-impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	276,685	320,083
Non-impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Non-impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		4,526,919	5,010,631
Impaired | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,526,919	5,010,631
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,849,133	3,124,918
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	16,285	2,896
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	17,076	12,845
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	24,507	14,777
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	46,665	28,368
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	2,744,600	3,066,032
Impaired | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,350,771	1,296,232
Impaired | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	4,490	6,804
Impaired | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	38,468	39,224
Impaired | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	46,491	33,207
Impaired | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	53,419	34,997
Impaired | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	1,207,903	1,182,000
Impaired | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	327,015	589,481
Impaired | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Impaired | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	327,015	589,481
Impaired | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Impaired | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Loans measured at amortized cost
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Retail | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Credit card | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables	[1]	0	0
Not applying expected credit losses | Loans measured at fair value through other comprehensive income
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 1
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 2
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 3
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 4
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		0	0
Not applying expected credit losses | Corporate | Grade 5
Disclosure Of Financial Instruments Line Items [Line Items]
Maximum exposure to credit risk of loans or receivables		₩ 0	₩ 0

[1]	Before netting of allowance